Petroleum and Natural Gas Sales (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of revenue from contracts with customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
The Company's petroleum and natural gas sales from contracts with customers for each reportable segment is set forth in the following table.

	Year Ended December 31
	2018			2017
	Canada	U.S.	Total	Canada	U.S.	Total
Light oil and condensate	$169,335	$637,055	$806,390	$23,876	$471,997	$495,873
Heavy oil	411,794	—	411,794	414,902	—	414,902
NGL	14,531	97,008	111,539	10,664	76,234	86,898
Natural gas	23,555	75,592	99,147	29,130	73,064	102,194
Total petroleum and natural gas sales	$619,215	$809,655	$1,428,870	$478,572	$621,295	$1,099,867